Cover	Oct. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-42385
Entity Registrant Name	BOLD EAGLE ACQUISITION CORP.
Entity Central Index Key	0001852207
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	955 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10075
City Area Code	310
Local Phone Number	209-7280
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twentieth (1/20) of a Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twentieth (1/20) of a Class A ordinary share
Trading Symbol	BEAGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	BEAG
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one twentieth (1/20) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one twentieth (1/20) of one Class A ordinary share
Trading Symbol	BEAGR
Security Exchange Name	NASDAQ